Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rates for discontinued operations	16.20%	40.70%	37.70%
Statutory U.S. federal rate	35.00%	35.00%	35.00%
Valuation allowance, deferred tax assets	$ 19	$ 29
Operating loss carryforwards	438.0
Operating loss carryforwards, expiration dates	2024
Unrecognized tax benefits at end of year	56.0	41.2	45.9	41.7
Unrecognized tax benefits recognition impact on effective tax rate	28.1
International [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 0.3
Operating loss carryforwards, expiration dates	2032
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statute of limitation period for open tax reviews	3 years
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statute of limitation period for open tax reviews	4 years